Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (177,232)	$ (194,266)	$ (181,519)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization expenses	26,345	28,508	54,524
Bad debt expense		431,367
Gain from disposal of vehicle	(16,847)
Changes in operating assets and liabilities:
Accounts receivable	(21,403)	(225,854)	(10,258)
Other receivable			(3,430)
Prepaid expenses		(46,771)	(34,618)
Accounts payable	(48,014)	69,121	199,431
Accounts payable - related parties	24,400	16,980	25,954
Accrued liabilities	221,634	(1,688)	49,334
NET CASH PROVIDED BY OPERATING ACTIVITIES	8,883	77,397	99,418
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(163)	(6,876)	(210,804)
Proceeds from disposal of vehicle	24,284
NET CASH USED IN INVESTING ACTIVITIES	24,121	(6,876)	(210,804)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of member units		4,070	30,000
Repayments of line of credit			(149,625)
Proceeds from notes payable			290,973
Repayments of notes payable	(45,285)	(56,443)	(28,479)
Proceeds from notes payable - related parties			39,687
Repayments of notes payable - related parties	(38,902)	(18,148)	(71,170)
Proceeds from convertible notes payable	40,100
NET CASH USED IN FINANCING ACTIVITIES	(44,087)	(70,521)	111,386
NET DECREASE IN CASH AND CASH EQUIVALENTS	(11,083)
CASH AND CASH EQUIVALENTS:
Beginning of period	11,133	50	50
End of period	50	50	50
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest	1,787	7,675	9,096
Supplemental disclosures of non-cash investing and financing activities:
Debt discount due to member units issued with convertible notes	$ 3,000